Stock-Based Compensation (Schedule Of Stock Option Outstanding) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options	27,819
Weighted-Average Remaining Life (years)	0.7
Weighted-Average Exercise Price	$ 41.24
Exercise Price Range 20.00-29.99 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices, low	$ 20.00
Range of Exercise Prices, high	$ 29.99
Stock Options	24
Weighted-Average Remaining Life (years)	0.7
Weighted-Average Exercise Price	$ 27.66
Exercise Price Range 30.00-39.99 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices, low	$ 30.00
Range of Exercise Prices, high	$ 39.99
Stock Options	10,791
Weighted-Average Remaining Life (years)	1.6
Weighted-Average Exercise Price	$ 35.02
Exercise Price Range 40.00-49.99 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices, low	$ 40.00
Range of Exercise Prices, high	$ 49.99
Stock Options	17,004
Weighted-Average Remaining Life (years)	0.1
Weighted-Average Exercise Price	$ 45.21